INVESTMENTS (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about investment property [abstract]
SCHEDULE OF INVESTMENTS
Balance at December 31, 2023	$189,403
Change in fair value	(175,117)
Balance at September 30, 2024	$14,286

SCHEDULE OF FAIR VALUE OF INVESTMENT	Fair value of investments is comprised of:
Public company shares	$14,286
Private company shares	-
Balance at September 30, 2024	$14,286